Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue
Operating expenses
Research and development	158,031	284,504	458,726	2,347,746	2,606,420	1,270,016
General and administrative	98,834	51,509	253,210	741,025	818,887	419,639
Total operating expenses	256,865	336,013	711,936	3,088,771	3,425,307	1,689,655
Loss from operations	(256,865)	(336,013)	(711,936)	(3,088,771)	(3,425,307)	(1,689,655)
Net loss	$ (256,865)	$ (336,013)	$ (711,936)	$ (3,088,771)	$ (3,425,307)	$ (1,689,655)
Per share information:
Net loss per common share, basic and diluted	$ (0.03)	$ (1.15)	$ (0.08)	$ (13.26)	$ (1.52)	$ (8.32)
Weighted average common shares outstanding, basic and diluted	8,788,032	291,780	8,628,958	232,916	2,257,979	202,996